Consolidated Statement of Financial Position - CAD ($) $ in Millions		Mar. 31, 2020 [1]	Mar. 31, 2019
Current assets
Cash and cash equivalents	[2]	$ 946.5	$ 446.1
Accounts receivable		566.1	496.0
Contract assets		569.3	523.5
Inventories		616.2	537.0
Prepayments		55.1	57.4
Income taxes recoverable		30.4	33.6
Derivative financial assets		25.0	19.3
Total current assets		2,808.6	2,112.9
Property, plant and equipment		2,154.0	2,149.3
Right-of-use assets		395.9	0.0
Intangible assets		2,056.5	2,027.9
Investment in equity accounted investees		460.6	312.1
Deferred tax assets		84.5	71.0
Derivative financial assets		13.1	12.8
Other non-current assets		510.4	479.5
Total assets		8,483.6	7,165.5
Current liabilities
Accounts payable and accrued liabilities		934.4	883.8
Provisions		29.2	28.7
Income taxes payable		26.4	25.7
Contract liabilities		746.2	670.2
Current portion of long-term debt		206.2	264.1
Derivative financial liabilities		119.9	17.0
Total current liabilities		2,062.3	1,889.5
Provisions		28.6	36.3
Long-term debt		3,106.0	2,064.2
Royalty obligations		141.1	136.2
Employee benefits obligations		212.8	212.6
Deferred tax liabilities		150.6	147.0
Derivative financial liabilities		12.8	2.7
Other non-current liabilities		191.1	267.0
Total liabilities		5,905.3	4,755.5
Equity
Share capital		679.5	649.6
Contributed surplus		26.9	24.8
Accumulated other comprehensive income		193.2	199.0
Retained earnings		1,590.1	1,457.9
Equity attributable to equity holders of the Company		2,489.7	2,331.3
Non-controlling interests		88.6	78.7
Total equity		2,578.3	2,410.0
Total liabilities and equity		$ 8,483.6	$ 7,165.5

[1]	Refer to Note 2 - Changes in accounting policies for the impact of adopting IFRS16.
[2]	Refer to Note 2 - Changes in accounting policies for the impact of adopting IFRS16.